Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 165,665	$ 184,295
Restricted cash	28,606	24,643
Accounts receivable, net of allowance of $13,984 (December 31, 2020 - $15,822) (note 3)	551,564	418,890
Income tax recoverable	6,842	7,397
Inventories (note 8)	161,387	141,979
Prepaid expenses and other current assets	50,596	42,112
Assets, Current, Total	964,660	819,316
Other receivables	4,719	4,170
Other assets	14,619	8,752
Deferred income tax (note 16)	1,760	2,048
Fixed assets (note 9)	138,066	126,569
Operating lease right-of-use assets (note 6)	159,730	153,185
Intangible assets (note 10)	382,107	378,762
Goodwill (note 11)	843,362	703,738
Assets, Noncurrent, Total	1,544,363	1,377,224
Assets, Total	2,509,023	2,196,540
Current liabilities
Accounts payable	100,125	98,500
Accrued liabilities (note 8)	286,404	251,192
Income tax payable	2,554	7,892
Unearned revenues	116,415	90,131
Operating lease liabilities - current (note 6)	48,047	35,315
Long-term debt - current (note 12)	57,436	56,478
Contingent acquisition consideration - current (note 19)	7,491	4,243
Liabilities, Current, Total	618,472	543,751
Long-term debt - non-current (note 12)	595,368	533,126
Operating lease liabilities - non-current (note 6)	122,337	128,793
Contingent acquisition consideration (note 19)	24,855	19,885
Unearned revenues	15,083	13,939
Other liabilities	71,981	62,269
Deferred income tax (note 16)	42,070	41,345
Liabilities, Noncurrent, Total	871,694	799,357
Redeemable non-controlling interests (note 13)	219,135	193,034
Shareholders' equity	799,722	660,398
Liabilities and Equity, Total	2,509,023	2,196,540
Commitments and contingent liabilities(note 20)